Cost of revenue (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses
Operating expense	₽ 32,914	₽ 29,130	₽ 26,558
Cost of revenue
Expenses
Transaction costs	14,119	15,892	14,777
Platform and marketing services related expenses	1,035	114
Guarantees issued related expenses	725	380	247
Interest expense	454	505	288
Other expenses	1,032	1,131	1,182
Operating expense	₽ 17,365	₽ 18,022	₽ 16,494